Note 2 - Significant Accounting Policies (Details) - Provision for Doubtful Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Provision for Doubtful Accounts [Abstract]
Balance,	$ 576	$ 1,187
Additions	18	20
Reversals / write-offs	(20)	(631)
Balance,	$ 574	$ 576